Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Schedule Of Accrued And Other Current Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued And Other Current Liabilities [Line Items]
Accrued royalties payable	$ 79.1	$ 73.3
Lease liabilities	56.4	15.5
Restructuring accruals	27.6	9.7
Accrued rebates	31.8	31.7
Sales and marketing accruals	28.1	23.4
Payroll and related taxes	20.8	32.5
Clinical trial accruals	13.0	15.2
Accrued transaction costs	12.5
Accrued interest	9.3	11.4
Cambridge Collaboration termination	8.0
Litigation accruals	1.0	0.7
Other accruals	15.5	16.5
Total accrued and other current liabilities	314.1	229.9
Janssen AI [Member]
Accrued And Other Current Liabilities [Line Items]
Janssen AI losses in excess of investment	$ 11.0